Note 8 - Trade and Other Payables (Tables)	3 Months Ended
Jun. 30, 2020
Statement Line Items [Line Items]
Disclosure of detailed information about trade and other payables [text block]
	As at	As at
	June 30, 2020	March 31, 2020
Commodity suppliers' accruals and payables	$364,355	$414,581
Green provisions and repurchase obligations	69,648	103,245
Sales tax payable	27,216	19,706
Non-commodity trade accruals and accounts payable	67,843	117,473
Current portion of payable to former joint venture partner	16,179	18,194
Accrued gas payable	2,331	3,295
Other payables	11,869	9,171
	$559,441	$685,665